Property, Plant and Equipment - Activity in AROs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Asset Retirement Obligation Disclosure [Abstract]
Beginning balance	$ 20,971	$ 21,689
Revisions in estimated cash flows	0	17
Additional accruals	371	1,026
Foreign currency translation	1,344	119
Accretion	1,525	1,420
Disposals	(618)	(3,300)
Ending balance	$ 23,593	$ 20,971